Income Taxes - Summary of Tax Provision (Detail) - USD ($)	3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax provision (benefit):
Federal							$ 0	$ 0	$ 0
State and local							0	0	0
Non-U.S.							20,456,000	49,371,000	9,263,000
Total current tax provision							20,456,000	49,371,000	9,263,000
Deferred tax provision (benefit):
Federal							(118,000)	(148,000)	(1,741,000)
State and local							(324,000)	(510,000)	(6,777,000)
Non-U.S.							(508,000)	(3,076,000)	(1,595,000)
Total deferred tax provision (benefit)							(950,000)	(3,734,000)	(10,113,000)
Valuation allowance						$ 4,057,892,000	4,057,892,000	3,011,064,000
Income tax provision (benefit)	$ 4,015,000	$ 7,100,000	$ 7,095,000	$ 7,282,000	$ 16,115,000		19,506,000	$ 45,637,000	$ (850,000)
BOWX ACQUISITION CORP [Member]
Current tax provision (benefit):
Federal						22,010
State and local
Deferred tax provision (benefit):
Federal						(48,114)
State and local
Valuation allowance						48,114	$ 48,114
Income tax provision (benefit)						$ (22,010)